Financial Liabilities Arising from Unvested Restricted Shares - Summary of Financial Liabilities Arising From Unvested Restricted Shares (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Chief Executive Officer [Member] | Financial Liabilities, Arising From Unvested Restricted Shares [Member] | Dr. Yu [Member]
Disclosure of financial liabilities [line items]
Current financial liabilities at amortised cost	$ 68